STOCK-BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		110 Months Ended
	Apr. 30, 2011	Mar. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	May 18, 2011
Share Based Compensation Arrangement By Share Based Payment Award Options Granted To Purchase Common Stock (in shares)				670,200	670,200
Share Based Compensation Arrangement By Performance Based Payment Award Options Outstanding Number (in shares)			167,550		335,100		335,100
Share Based Compensation Arrangement By Share Based Payment Award Options Unvested Compensation Cost			$ 2,007,878		$ 2,956,117
Employee Service Share Based Compensation Nonvested Tota lCompensation In Year Two			1,052,094		1,051,631
Employee Service Share Based Compensation Nonvested Total Compensation In Year Three			512,204		507,630
Employee Service Share Based Compensation Nonvested Total Compensation In Year Four			110,643		75,688
Weighted Average Grant Date Fair Value Of Unvested Options Outstanding (in dollars per share)			$ 0.87		$ 0.89	$ 1.91	$ 0.89
Employee Service Share Based Compensation Nonvested Total Compensation In Current Year			332,937		1,321,168
Share Based Compensation Arrangement By Share Based Payment Award Options Unvested and Expected To Vest Outstanding Number (in shares)			2,554,158		3,855,904		3,855,904
Options Outstanding after the Reverse Stock Split					49,159
Increase In Aggregate Number Of Shares Of Common Stock Reserved For Issuance								7,000,000
Share Based Compensation Arrangement By Performance Based Payment Award Expired			502,650
Removal Of Share Annual Limitationon Grants								750,000
Weighted-Average Grant-Date Fair Value Of Vested Options Outstanding (in dollars per share)			$ 1.04		$ 1.31	$ 2.01	$ 1.31
Revised Increase In Aggregate Number Of Shares Of Common Stock Reserved For Issuance								10,000,000
Common Stock, Capital Shares Reserved for Future Issuance					7,000,000		7,000,000
Aggregate Shares Available For Future Grants					2,281,112		2,281,112
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost					4,494	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			24,000		5,026,500
Share Based Compensation Arrangement By Performance Based Payment Award Forfeited					335,100
Stock Issued During Period Shares Issued To Non-Employees	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value	$ 1.4
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	100,000
Share Based Compensation Arrangement By Share Based Paymet Award Options Forfeitures Rate					0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	3
Weighted-average grant-date fair value			$ 0.85	$ 1.22	$ 0.98		$ 1.28
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					756,400	199,600	2,806,400
Employee Service Share Based Compensation Value Of Unrecognized Period Costs						58,000
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost		58,000
Options Outstanding After Reverse Stock Split					49,159
Increase In Aggregate Number Of Shares Of Common Stock Reserved For Issuance								7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value					$ 0	$ 0
Minimum [Member]
Investment Options, Exercise Price (in dollars per share)					$ 1.53
Maximum [Member]
Investment Options, Exercise Price (in dollars per share)					$ 1,072.53